Stockholders' equity, dividend payments and stock compensation expenses, Dividend payments (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Aug. 25, 2025	May 28, 2025	Feb. 25, 2025	Nov. 29, 2024	Aug. 30, 2024	May 31, 2024	Feb. 28, 2024	Sep. 30, 2025	Dec. 31, 2024
Dividend Payments [Abstract]
Total payment	$ 38,592	$ 24,091	$ 27,286	$ 35,522	$ 43,595	$ 46,786	$ 35,492	$ 89,969	$ 161,396
Per common share (in dollars per share)	$ 0.24	$ 0.15	$ 0.17	$ 0.22	$ 0.27	$ 0.29	$ 0.22	$ 0.56	$ 1